Income Taxes - Net Deferred Tax Asset (Liability) (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Sep. 30, 2015
Deferred tax assets
Loan loss reserves	$ 45,531	$ 43,749
REO reserves	4,018	11,213
Valuation adjustment on available-for-sale securities and cash flow hedges	6,482	0
Asset purchase tax basis difference (net)	0	5,973
Delinquent accrued interest	2,812	3,069
FDIC loss share guarantee receivable	9,598	7,803
Other, net	3,210	3,891
Total deferred tax assets	71,651	75,698
Deferred tax liabilities
Federal Home Loan Bank stock dividends	24,135	24,135
Valuation adjustment on available-for-sale securities and cash flow hedges	0	205
Asset purchase tax basis difference (net)	2,830
Loan origination costs	14,826	13,875
Depreciation	34,936	25,934
Total deferred tax liabilities	76,727	64,149
Net deferred tax asset (liability)	(5,076)
Net deferred tax asset (liability)		11,549
Current tax asset	21,123	2,964
Net tax asset	$ 16,047	$ 14,513